Investment Properties - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Fair value of investment properties	₩ 1,821,061	₩ 1,755,600
Rental income from investment properties	₩ 207,795	₩ 205,993